Equity Capital Structure and Equity Incentive Plan: (Details Narrative) - USD ($)							1 Months Ended			12 Months Ended
	Nov. 19, 2025	Jan. 30, 2025	Jun. 20, 2024	Jun. 30, 2023	May 11, 2023	Oct. 13, 2020	Dec. 31, 2025	Jan. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 13, 2025	Oct. 20, 2024	May 31, 2024	May 16, 2024
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized							450,000,000			450,000,000	450,000,000
Preferred stock, shares authorized							50,000,000			50,000,000	50,000,000
Common stock shares outstanding							10,418,859			10,418,859	10,553,399
Preferred shares, par value							$ 0.001			$ 0.001	$ 0.001
Offering units						200,000
Offering price						$ 25.00
Percentage of preferred shares						7.75%
Warrants outstanding											1,592,465
Preferred stock redemption														$ 7,600,000
Retained earnings							$ (2,676,000)			$ (2,676,000)	$ (4,670,000)			2,680,000
Class of warrant or right, number of securities called by each warrant or right							107,143			107,143
Share price				$ 4.03							$ 4.39	$ 3.68
Warrants and rights outstanding, term							5 years			5 years
Common stock repurchase											$ 3,000,000.0	$ 2,000,000.0				$ 3.0
Number of shares repurchased							67,004	67,534
Payments for commissions											1,500,000	1,200,000
Common stock repurchase										$ 472,000	1,486,000	1,244,000
Repurchased shares		67,534						67,534
Stock issued during period shares acquisition				730,683
Compensation cost										$ 263,000	62,000	171,000
Equity Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of common shares issued									$ 187,000
Equity Incentive Plan [Member] | Employees, Officers and Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued									72,500	71,500
Fair value of common shares issued									$ 301,000
Restricted common shares forfeited upon employee departures										1,000
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total unrecognized cost											$ 254,000	$ 30,000
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued					55,000
Fair value of common shares issued					$ 201,000
Underwriter's Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion of stock, shares converted											460	45,842
Warrants outstanding											1,474	3,460
Underwriter warrants to purchase											1,986	4,683
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											4,683	3,460
Class of warrant or right, number of securities called by each warrant or right											107,143
Share price											$ 5.60
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion of stock, shares converted											2,053	204,819
Class of warrant or right, number of securities called by each warrant or right											1,403
Common stock repurchase	$ 3,000,000.0						$ 200,000			$ 200,000
Number of shares repurchased										134,538		331,591
Stock repurchased during period, shares											331,558	331,591
Common stock repurchase		$ 3,000,000.0
Sale of stock price per share		$ 3.91						$ 3.91
Repurchased shares		$ 264,000
Stock issued during period shares acquisition											267,857
Common stock repurchase period	1 year
Common stock repurchase shares							67,004			67,004
Common stock repurchase per share							$ 2.95			$ 2.95
Series A Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											4,683	4,683
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants outstanding													1,592,465
Class of warrant or right, number of securities called by each warrant or right											1,403
Non Tradeable Underwriter Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants exercise price											$ 8.75
Class of warrant or right, number of securities called by each warrant or right											109,129
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock repurchase					$ 2,000,000.0		$ 3.0			$ 3.0					$ 1,000,000.0
Series A Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Preferred stock, shares authorized							1,000,000			1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding												403,631
Liquidation preference per share						$ 25.00
Redemption of series A cumulative convertible preferred stock, shares			100,000
Cash			$ 2,500,000											$ 7,600,000
Warrants outstanding												1,591,062
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants exercise price						$ 5.60
Liquidation preference per share											$ 25.00
Annual cash dividend per share											1.9375
Preferred dividend percentage						7.75%
Monthly cash dividend paid per share											$ 0.1615
Dividend payable											$ 586,000	$ 797,000
Series A Convertible Preferred Shares and Detachable Warrants [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Common shares from exerciseable of detachable warrants						1,600,000
Series A Cumulative Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption of series A cumulative convertible preferred stock, shares			100,000
Redemption of series A cumulative convertible preferred stock			$ 2,500
Stock cancelled			100,000